TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
TRADE AND OTHER RECEIVABLES	TRADE AND OTHER RECEIVABLES

	As of December 31,
	2023	2022
	US$’000	US$’000
Trade receivables	106,333	83,319
Less: Loss allowances	(1,378)	(1,337)
Trade receivable, net	104,955	81,982
Other receivables	1,670	2,397
Less: Loss allowances	—	—
Other receivable, net	1,670	2,397
As of December 31, 2023 and 2022, trade receivables were all from contracts with customers. And as of January 1, 2022, the balance of trade receivables from contracts with customers was $103,564.

12(a)    Movement in the loss allowance on trade receivables

	2023	2022
	US$’000	US$’000
At January 1	1,337	841
Charge for the year	97	712
Write-off	(55)	(171)
Unused amounts reversed	(22)	(204)
Currency translation adjustment	21	(2)
Reclassification	—	161
At December 31	1,378	1,337
12(b)    Aging analysis of trade receivables

			Past due
	Total	Current	1-30 days	31-60 days	61-90 days	91-120 days	>120 days
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
December 31, 2023
Expected loss rate	1.30%	0.06%	0.47%	2.09%	3.43%	4.76%	75.74%
Gross carrying amount - trade receivables	106,333	88,601	11,648	2,819	1,080	672	1,513
Loss allowances	1,378	49	55	59	37	32	1,146
Trade receivable, net	104,955	88,552	11,593	2,760	1,043	640	367

December 31, 2022
Expected loss rate	1.60%	0.09%	1.00%	2.40%	10.74%	37.04%	98.35%
Gross carrying amount - trade receivables	83,319	69,607	10,166	2,127	298	27	1,094
Loss allowances	1,337	66	102	51	32	10	1,076
Trade receivable, net	81,982	69,541	10,064	2,076	266	17	18
12(c)    Accounting policy for impairment of trade receivables
Our Company applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for trade receivables. To measure the expected credit losses, trade receivables have been grouped based on shared credit risk characteristics and the days past due. The expected loss rates are based on our Company’s historical credit loss experience, adjusted to reflect current and forward-looking information on general economic conditions affecting the ability of the customers to settle the receivables.
See Note 27(b) credit risk of trade receivables for discussions on how our Company manages and measures credit quality of trade receivables that are neither past due nor impaired.
12(d)    Other receivables pledged as collateral
The carrying amounts of other receivables pledged as collateral against credit facilities received from financial institutions are disclosed in Note 27(e)(ii).